PNG Ventures, Inc.
5310 Harvest Hill, Suite 229
Dallas, Texas 75230
Telephone: (214) 666-6250 Facsimile (214) 634-6276

Date:            September 30, 2009

To:           United States Securities and Exchange Commission

Attn:       Mark Wojciechowski
Staff Accountant
United States Securities and Exchange Commission
Division of Corporation Finance

CC:          Mark C. Shannon
Branch Chief
United States Securities and Exchange Commission
Division of Corporation Finance

RE:           PNG Ventures Inc.,                                           Response to SEC Comment letter dated September 2, 2009

Gentlemen:

We have enclosed our response to the SEC’s comment letter dated September 2, 2009. For reference we have included your comments above each of the Company’s responses. Thank you for your review and giving the Company an opportunity to improve its disclosures and reporting. We trust that our remarks herein address all the points you raised.

We welcome any further inquires and follow up to this submission.

Sincerely,

/s/ Richard A. Rychlik
VP., Principal Accounting Officer

PNG Ventures Inc.,
5310 Harvest Hill Road
Suite 229
Dallas, TX., 75230

Encl: Response to SEC Comment letter dated September 2, 2009